SUPPLEMENT DATED MAY 9, 2001

TO PROSPECTUS
DATED MAY 1, 2001
for
FLEXIBLE PREMIUM LAST SURVIVOR VARIABLE
LIFE INSURANCE POLICIES
issued by
EQUITRUST LIFE INSURANCE COMPANY
EQUITRUST LIFE VARIABLE ACCOUNT

On page 37, in the section entitled "Distribution of the Policies," the first sentence in the second paragraph is amended to read as follows:

The maximum sales commission payable to broker-dealers will be 115% of premiums up to the first year Target Premiums, 7% of excess premiums in all years and 4.5% of renewal Target Premiums.

May 9, 2001				V.1